December 3, 2019

Ave Maria Mutual Funds

Ave Maria Value Fund (AVEMX)

Ave Maria Growth Fund (AVEGX)

Ave Maria Rising Dividend Fund (AVEDX)

Ave Maria World Equity Fund (AVEWX)

Ave Maria Bond Fund (AVEFX)

Supplement to the Prospectus Dated May 1, 2019

Important Information for Shareholders of the Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Bond Fund:

The following changes to the portfolio management teams for the Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund will become effective January 1, 2020 when Richard L. Platte, Jr., CFA, transitions to the role “Of Counsel” in preparation for his eventual retirement from Schwartz Investment Counsel, Inc. (the “Adviser”).

Effective on January 1, 2020:

▪	Joseph W. Skornicka, CFA will serve as lead portfolio manager of the Ave Maria Rising Dividend Fund

▪	Adam P. Gaglio, CFA will serve as lead portfolio manager of the Ave Maria Growth Fund

▪	George P. Schwartz, CFA, will serve as co-portfolio manager of the Ave Maria Bond Fund

▪	Chadd M. Garcia, CFA will serve as co-portfolio manager of the Ave Maria Growth Fund and will no longer serve as co-portfolio manager of the Ave Maria Value Fund

In addition, the following changes to the portfolio management team for the Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund became effective July 1, 2019 after Brian D. Milligan, CFA resigned from the Adviser:

Effective on July 1, 2019:

▪	Adam P. Gaglio, CFA was appointed co-portfolio manager of the Ave Maria Growth Fund and no longer serves as co-portfolio manager of the Ave Maria Rising Dividend Fund or the Ave Maria Bond Fund

▪	Joseph W. Skornicka, CFA was appointed co-portfolio manager of the Ave Maria Rising Dividend Fund.

All references to Richard L. Platte, Jr. and Brian D. Milligan in the Prospectus and Statement of Additional Information should be disregarded.

Accordingly, effective January 1, 2020, the disclosure in Management of the Fund - Portfolio Managers in the Risk/Return Summary for these Funds and Portfolio Managers in Operation of the Funds is revised as follows.

RISK/RETURN SUMMARY

Ave Maria Value Fund - Portfolio Managers (Page 6)

Timothy S. Schwartz, CFA, is the lead portfolio manager, and Joseph W. Skornicka, CFA, is the co-portfolio manager of the Ave Maria Value Fund.

•	Timothy S. Schwartz, CFA, President of the Adviser, has acted as lead portfolio manager of the Fund since January 2016.

•	Joseph W. Skornicka, CFA, Senior Vice President of the Adviser, has acted as co-portfolio manager of the Fund since January 2016.

Ave Maria GROWTH Fund - Portfolio Managers (Page 12)

Adam P. Gaglio, CFA, is the lead portfolio manager, and Chadd M. Garcia, CFA, is the co-portfolio manager of the Ave Maria Growth Fund.

•	Adam P. Gaglio, CFA, Vice President and Equity Research Analyst of the Adviser, has acted as a co-portfolio manager of the Fund since July 2019 and lead portfolio manager since January 2020.
•	Chadd M. Garcia, CFA, Vice President and Senior Research Analyst of the Adviser, has acted as a co-portfolio manager of the Fund since January 2020.

Ave Maria RISING DIVIDEND Fund - Portfolio Managers (Page 18)

Joseph W. Skornicka, CFA, is the lead portfolio manager, and George P. Schwartz, CFA is the co-portfolio manager of the Ave Maria Rising Dividend Fund.

•	Joseph W. Skornicka, CFA, Senior Vice President of the Adviser, has acted as co-portfolio manager of the Fund since July 2019 and lead portfolio manager since January 2020.
•	George P. Schwartz, CFA, Chairman and Chief Executive Officer of the Adviser, has acted as co-portfolio manager of the Fund since its inception in May 2005.

Ave Maria BOND Fund - Portfolio Managers (Page 32)

Brandon S. Scheitler is the lead portfolio manager, and George P. Schwartz, CFA, is the co-portfolio manager of the Ave Maria Bond Fund.

•	Brandon S. Scheitler, Vice President of the Adviser, has acted as co-portfolio manager of the Fund since September 2013 and lead portfolio manager since January 2016.
•	George P. Schwartz, CFA, Chairman and Chief Executive Officer of the Adviser, has acted as co-portfolio manager of the Fund since January 2020.

OPERATION OF THE FUNDS - Portfolio Managers (Page 54)

The portfolio managers of each Fund are responsible for the day-to-day execution of investment policy, portfolio management and investment research for such Fund. The business experience of each portfolio manager is described below. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of shares of the Funds.

George P. Schwartz, CFA, co-portfolio manager of the Ave Maria Rising Dividend Fund and Ave Maria Bond Fund, has been the Chairman and Chief Executive Officer of the Adviser for more than 30 years.

Timothy S. Schwartz, CFA, lead portfolio manager of the Ave Maria Value Fund, joined the Adviser in 1998 and currently serves as President.

Joseph W. Skornicka, CFA, co-portfolio manager of the Ave Maria Value Fund and lead portfolio manager of the Ave Maria Rising Dividend Fund and Ave Maria World Equity Fund, joined the Adviser in 2012 and currently serves as Senior Vice President.

Brandon S. Scheitler, lead portfolio manager of the Ave Maria Bond Fund, joined the Adviser in 2007 and currently serves as Vice President.

Robert C. Schwartz, CFP, co-portfolio manager of the Ave Maria World Equity Fund, joined the Adviser in 2001 and currently serves as Senior Vice President and Secretary.

Chadd M. Garcia, CFA, co-portfolio manager of the Ave Maria Growth Fund, joined the Adviser in 2014 and currently serves as Vice President and Senior Research Analyst.

Adam P. Gaglio, CFA, lead portfolio manager of the Ave Maria Growth Fund, joined the Adviser in 2013 and currently serves as Vice President and Equity Research Analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE